FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
	December 31, 2019
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	349	-	-	349
Total financial liability	$349	-	-	$349

	December 31, 2018
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	451	-	-	451
Total financial liability	$451	-	-	$451

(*)       Excluding liability in the amount of $611 and $566 for the year ended December 31, 2019 and 2018, respectively, to former CEO of Prevision related to the  acquisition agreement , which is not measured at fair value.